Property and Equipment, Net (Details) - Humacyte, Inc. - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 55,327		$ 55,239	$ 55,705
Accumulated depreciation	(17,367)		(14,261)	(8,417)
Property and equipment, net	37,960		40,978	47,288
Depreciation expense	3,106	$ 3,162	6,291	4,689
Scientific equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	27,495		27,412	27,822
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	154		149	218
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	335		335	340
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	988		988	988
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 26,355		$ 26,355	$ 26,337